Business Combinations- Schedule of Pro Forma Information Income Statement (Details) - EUR (€)	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Schedule of Pro Forma Information Income Statement [Line Items]
Revenue, net	€ (340,581)
Cost of revenues	199,440
Gross income	(141,141)
General and administrative expenses	1,388,257	193,949
Research and development expenses	785,426
Operating Loss	2,173,683	193,949
Interest expenses, net	127,206	6,933
Gain from the sale of controlling interests in ESGCX	(179,174)
Impairment of goodwill	82,379
Foreign currency remeasurement gain	(77,203)
Other (expense) income, net	1,322	2,936
Total other income (expense), net	(45,470)	9,869
LOSS BEFORE INCOME TAXES	1,987,072	203,818
Provision for income tax
Loss before equity in net loss of equity method investment	1,987,072	203,818
Equity in losses of equity method investee	2,549
Net Loss	€ 1,989,621	€ 203,818
Weighted average shares
Basic	11,541	2,000
Diluted	11,541	2,000
Loss per share (basic)	€ 172.4	€ 101.91
Loss per share (diluted)	€ 172.4	€ 101.91
Other comprehensive loss:
Foreign currency translation adjustments	€ (3,950)	€ 190
Release of cumulative translation adjustment upon disposal of a foreign subsidiary
Total comprehensive loss	€ 1,985,671	€ 204,008